Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2016 $	December 31, 2015 $
Voyage and vessel expenses	177,868	168,120
Interest	64,362	66,110
Payroll and benefits and other	70,904	88,239
Deferred revenues and gains - current	78,766	76,883
Loans from affiliates	11,785	12,426
Liabilities associated with assets held for sale	—	500
	403,685	412,278

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2016 $	December 31, 2015 $
Deferred revenues and gains	210,434	248,984
Guarantee liability	24,373	26,467
Asset retirement obligation	44,675	25,484
Pension liabilities	8,599	14,953
Contingent consideration liability	—	6,225
Unrecognized tax benefits and deferred income tax	24,340	21,967
Other	20,815	8,298
	333,236	352,378